Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payments [abstract]
Significant inputs into option pricing model

	Granting date
Spot share price	RMB	4.51
Exercise price	RMB	4.20
Expected volatility		41.20%
Maturity (years)		5.00
Risk-free interest rate		3.39%~3.67%
Dividend yield		1.00%

Summaries of options granted

	Number of share options
	2017	2018
As at 1 January	38,510,000	19,104,500
Exercised during the year	(14,176,600)	(9,636,900)
Forfeited during the year	(5,228,900)	(9,467,600)

As at 31 December	19,104,500	—